Condensed Interim Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts (in Dollars)	$ 372	$ 287
Ordinary shares, shares authorized	11,000,000	11,000,000
Ordinary shares, shares issued	5,748,018	5,748,018
Ordinary shares, shares outstanding	5,748,018	5,748,018